Commitments and Pledges - Pledge of Fixed Assets (Details) € in Millions, $ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 22, 2022 EUR (€) item	May 09, 2022 item	Jun. 30, 2021 EUR (€) item	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€) borrower item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Nov. 22, 2022 USD ($)	Jun. 17, 2021 EUR (€)
Commitments and Pledges
Total sum of the contract for building new vessels					€ 1,229.0		€ 1,229.0
Wind Osprey & Wind Orca
Commitments and Pledges
Total sum of the contract for replacement of cranes										€ 83.4
Sum of contract paid for replacement of cranes						€ 15.8	27.0	€ 7.0
P-Class vessels
Commitments and Pledges
Number of newbuilds | item			2
Total sum of the contract for building new vessels			€ 572.0		572.0		572.0	572.0
Sum of contract paid for building new vessels						€ 14.0		€ 137.0
Total sum of the contract for building new vessels to be paid in USD			390.0
Total sum of the contract for building new vessels to be paid in EUR			€ 220.0
A-Class vessels
Commitments and Pledges
Number of newbuilds | item	2	2
Total sum of the contract for building new vessels	€ 657.0				657.0		€ 657.0
Sum of contract paid for building new vessels					€ 167.0
Total sum of the contract for building new vessels to be paid in USD | $									$ 495
Total sum of the contract for building new vessels to be paid in EUR	€ 205.0
M-Class vessels
Commitments and Pledges
Number of newbuilds | item						2
Total sum of the contract for building new vessels				€ 592.0		€ 592.0
Sum of contract paid for building new vessels						118.0
EUR
Commitments and Pledges
Total sum of the contract for building new vessels				1,821.0		1,821.0
EUR | P-Class vessels
Commitments and Pledges
Total sum of the contract for building new vessels				572.0		572.0
EUR | A-Class vessels
Commitments and Pledges
Total sum of the contract for building new vessels				657.0		657.0
EUR | M-Class vessels
Commitments and Pledges
Total sum of the contract for building new vessels				€ 592.0		€ 592.0
New RCF
Commitments and Pledges
Threshold minimum percentage of voting and/or ordinary shares considered as change of control				25.00%		25.00%
New RCF | Wind Orca, Wind Osprey, Wind Scylla and Wind Zaratan Vessels
Commitments and Pledges
Vessels pledged as security				€ 511.0		€ 511.0
P-Class facility
Commitments and Pledges
Number of borrowers along with whom the company entered in to the facility				2		2
Threshold minimum percentage of voting and/or ordinary shares considered as change of control				25.00%		25.00%